PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	March 31, 2023	June 30, 2022
Production equipment	$29,788	$—
Leasehold improvements	19,698	—
Other equipment	7,638	—
Construction in progress (CIP)	436,913	391,408
Gross property and equipment	494,037	391,408
Less: accumulated depreciation	(15,917)
Property and equipment, net	$478,120	$391,408

SUMMARY OF AMOUNT RECORDED IN THE CONSOLIDATED BALANCE SHEETS

The following table summarizes the amount of CIP recorded in property and equipment, net on the condensed consolidated balance sheets:

	March 31, 2023	June 30, 2022
Investments in construction in progress	$873,826	$782,816
Less: 50% contributed under government grant	(436,913)	(391,408)
Gross property and equipment	$436,913	$391,408

The following table summarizes the amount of CIP recorded in the Consolidated Balance Sheets:

	June 30, 2022	June 30, 2021
Investments in construction in progress	$782,816	$—
Less: 50% contributed under government grant	(391,408)	—
Carrying amount	$391,408	$—